FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2011 and 2010 are as follows:

	2011		2010
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	160,566	160,566	176,639	176,639
Restricted cash and investments	100,566	100,566	244,091	252,891
Marketable securities	685	685	51,481	51,481
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	288,137	249,293	303,289	291,368
4.5% Convertible Bond	225,000	94,500	225,000	214,103

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2011 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	160,566	160,566	-	-
Restricted cash and investments	100,566	100,566	-	-
Marketable securities	685	685	-	-
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	249,293	-	249,293	-
4.5% Convertible Bond	94,500	-	94,500	-

(in thousands of $)	2010 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	176,639	176,639	-	-
Restricted cash and investments	252,891	252,891	-	-
Marketable securities	51,481	51,481	-	-
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	291,368	108,819	182,549	-
4.5% Convertible bond	214,103	-	214,103	-